Employees' Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees' Emoluments [Abstract]
Salaries and other short-term benefits	$ 2,086,041	$ 2,637,752	$ 2,476,506
Defined contribution benefit schemes	290,414	205,499	189,621
Total employee benefits expense (including directors’ emoluments)	$ 2,376,454	$ 2,843,251	$ 2,666,127